Income Tax Benefit - Schedule of Income Tax Expense Recognized in Profit or Loss (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Deferred taxation
Current period (Note 14)	RM (109,944)	$ (27,107)	RM (131,659)